Nuveen Municipal High Income Opportunity Fund

Supplement dated March 26, 2013 to the Current Prospectus

and Statement of Additional Information dated March 6, 2013

        Effective March 26, 2013, Nuveen Municipal High Income Opportunity Fund’s (the “Fund”) current Prospectus and Statement of Addition Information (“SAI”) dated March 6, 2013 is hereby revised as follows:

The following language replaces the last sentence of the first paragraph under “Portfolio Contents.” on the cover page of the Prospectus:

The Fund may invest up to approximately 15% of its Managed Assets in inverse floating rate securities.

The following language replaces the last sentence of the first full paragraph on page 2 of the Prospectus:

The Fund may invest up to approximately 15% of its Managed Assets in inverse floating rate securities.

The following language replaces the last sentence of the fourth paragraph on page 23 of the Prospectus:

The Fund may invest up to approximately 15% of its Managed Assets in inverse floating rate securities.

The following language replaces the first sentence after “Inverse Floating Rate Securities.” on page 27 of the Prospectus:

The Fund may invest up to approximately 15% of its Managed Assets in inverse floating rate securities.

The following language replaces the last sentence of the third paragraph on page 5 of the SAI:

The Fund may invest up to approximately 15% of its Managed Assets in inverse floating rate securities.

The following language replaces the first sentence after “INVERSE FLOATING RATE SECURITIES AND FLOATING RATE SECURITIES” on page 13 of the SAI:

The Fund may invest up to approximately 15% of its Managed Assets in inverse floating rate securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE